ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
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ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 10:- ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2016	2015
Income taxes payable	$5,464	$17,388
Accrued products and licenses costs	54,364	44,417
Marketing expenses payable	20,771	19,208
Legal accrual	55,530	57,970
Other accrued expenses	39,446	48,004

	$175,575	$186,987